Accounts Receivable, Net	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Accounts receivable	317,862	461,017	58,872
Less: allowance for doubtful accounts	(313,362)	(213,362)	(27,246)
Accounts receivable, net	4,500	247,655	31,626

The following table presents movement in allowance for doubtful accounts:

	(Predecessor)		(Successor)
	As of September 30,
	2021	2022	2023
	HK$	HK$	HK$
Balance at beginning of the year	—	—	313,362
Additions	—	313,362	—
Reversal	—	—	(100,000)
Balance at end of the year	—	313,362	213,362

As of September 30, 2022, an allowance for doubtful accounts in the amount of HK$313,362 has been recorded due to a significant increase in credit risk from one specific customer, and such receivable is not expected to be settled and the bad debt allowance was provided accordingly.

Accounts receivable of HK$100,000 (approximately US$12,674) has been received in April 2023, and there were no issues regarding the recoverability of this amount.

Up to the date of this annual report, accounts receivable of HK$216,420 (approximately US$27,637) of the HK$247,655 in accounts receivable as of September 30, 2023 have been settled and there was no issue on recoverability.